PROPERTY, PLANT AND EQUIPMENT - Capital Leased Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Buildings and equipment	$ 48,936	$ 53,833
Less accumulated depreciation	(12,972)	(6,306)
Capital leased assets, net	$ 35,964	$ 47,527